Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMMONWEALTH INTERNATIONAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2016
AFRICA FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AFRICA FUND (CAFRX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Africa Fund (the “Africa Fund”) is to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Africa Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Africa Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Africa Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Africa Fund’s performance. During the most recent fiscal year, the Africa Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect a reduction in the fee rate payable under the investment advisory agreement with the Adviser, FCA Corp.

		Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expense (After Fee Waiver and/or Expense Reimbursements) have been restated to reflect contractual changes related to a change in certain service provider relationships for the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s financial highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Africa Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Africa Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the expense reduction/reimbursement remains in place for the contractual period only, and that the Africa Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Africa Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, African issuers that are tied economically to Africa. The Africa Fund considers an issuer to be an African issuer and thus tied economically to Africa if: (1) the issuer is organized under the laws of a country in Africa; (2) the securities of the issuer are listed on a stock exchange(s) in a country in Africa, regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in countries in Africa; or (4) the securities are issued or guaranteed by government entities of African countries. The Africa Fund invests primarily in debt and equity securities of African issuers. The Africa Fund may also consider an issuer to be an African issuer if it issues securities denominated in a local currency of a country located on the continent of Africa. The Africa Fund’s equity investments may include common and preferred stock and securities convertible into common stock. The Africa Fund’s investments may include issuers of any market capitalization. In addition, the Africa Fund may invest in ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests may be U.S. dollar-denominated or denominated in a foreign currency.

The Africa Fund may emphasize investments in the Sub-Saharan countries of Africa, although the Africa Fund may invest in securities of issuers located in any country in Africa. The Africa Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds. The Africa Fund may invest in emerging market countries in Africa as well as those emerging market countries that are considered “frontier countries”—meaning that they have less developed capital markets and economies than typically seen in traditional emerging markets. The Africa Fund may invest in companies that focus on natural resources production, refining and development.

The Africa Fund may invest up to 15% of its net assets in illiquid securities.

The Africa Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s, the Africa Fund’s investment adviser, analysis of the risk of the debt security versus the price and return of such debt security. The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Africa Fund may also enter into derivative transactions. The Africa Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income. The Africa Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices. The Africa Fund also may enter into foreign currency forward contracts. The Africa Fund may, for the purposes of generating additional income, lend its portfolio securities to broker/dealers and other institutional investors. The Africa Fund may also engage in borrowing for cash management purposes. The Africa Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Africa Fund may borrow up to one-third of its total assets.

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Africa Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:
  Potential for capital appreciation (to both a company’s growth prospects and to other issuers);
  Earnings growth potential and/or sustainability;
  Price of security relative to historical and/or future cash flow;
  Sustainable franchise value;
  Price of a security relative to price of underlying stock, if a convertible security;
  Yield on security relative to yield of other fixed-income securities;
  Interest or dividend income;
  Call and/or put features;
  Price of a security relative to price of other comparable securities;
  Size of issue; and
  Impact of security on diversification of the portfolios.
		FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Africa Fund, or in the course of adjusting the Africa Fund’s emphasis(es) on a given region(s) or sector(s). The Africa Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity. The Africa Fund’s portfolio securities are evaluated on their long-term prospects.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Stock Market Risk. The Africa Fund’s investments will fluctuate in price. This means that the Africa Fund’s share price will go up and down, and Africa Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Africa Fund’s investments in fixed income securities denominated in a foreign currency. It may not be possible for the Fund to effectively hedge the currency risks of many developing countries. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Africa Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Africa Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk. Foreign securities risks to which the Africa Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Africa Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Africa Fund to liquidate positions. This in turn may cause delays in the Africa Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Africa. The Africa Fund, by focusing its investments on issuers located in African countries, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed. For instance, financial, economic or political instabilities that impact countries in Africa, and in particular, the Sub-Saharan countries, could impact the Africa Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area. Changes in economies, tax policies, high inflation rates, governmental instability, war or other political or economic factors may have an adverse effect on the Africa Fund’s investments. The Africa Fund is highly dependent on the state of the economies of countries throughout Africa and, in particular Sub-Saharan countries. Some markets of the countries in Africa in which the Africa Fund will invest are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions than developed markets. Certain governments in countries in Africa restrict or control to varying degrees the ability of foreign investors to invest in those countries. These restrictions may prevent or limit investments in securities of issuers located or operating in African countries. Less information may be available about companies in which the Africa Fund invests because many companies that are tied economically to Africa are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices required of U.S. companies. Investment in securities of African issuers involves risks not typically associated with investments in securities of issuers in developed countries. Emerging market countries with in Africa may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. A sub-set of African emerging market countries are considered to be “frontier markets.” Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Any particular country in Africa may be subject to the foregoing risks in greater or lesser degrees relative to other countries in Africa, and as a result, circumstances that may positively affect a country in Africa in which the Africa Fund is not invested may not have a corresponding positive effect on other countries in Africa in which the Africa Fund is invested.

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Africa Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Africa Fund may incur costs in connection with conversions between various currencies.

Risks Associated with Investments in Other Investment Companies. The Africa Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”). When the Africa Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Africa Fund will incur higher expenses, many of which may be duplicative. In addition, the Africa Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Africa Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Risks Associated with Natural Resources Investments. Should the Africa Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Africa Fund. These companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Commodities-Related Risk. Should the Africa Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals. These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Derivatives Risk. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Africa Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Risks Associated with Securities Lending. The Africa Fund may engage in securities lending activities. As with other extensions of credit, there are risks of delay in the recovery or even loss of rights in the collateral should a borrower default or fail financially. The Africa Fund intends to engage in securities lending only when such lending is fully secured by investment grade collateral. Although voting rights or rights to consent with respect to loaned securities pass to the borrower, the Africa Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned. When engaged in securities lending, the Africa Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest through investment of cash collateral by the Africa Fund in permissible investments.

Illiquidity Risk. Investments in illiquid securities could cause the Africa Fund to lose money if it is unable to dispose of an investment at a time that is most beneficial.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk. The ability of the Africa Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Africa Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Africa Fund. Additionally, the Africa Fund’s direct operations could negatively impact the Africa Fund’s performance. For instance, because the Africa Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses. To the extent the Africa Fund’s assets are not increased and the Africa Fund’s expense ratios are not decreased, the Africa Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities. Frequent short-term purchases, redemptions or exchanges in Africa Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Africa Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Africa Fund’s portfolio investments, and may affect the Africa Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies. There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Africa Fund’s portfolio on the Africa Fund’s net asset value and, therefore, may increase the volatility of the Africa Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees). Increased operating costs, including the financing cost associated with any leverage, may reduce the Africa Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Africa Fund.

		An investment in the Africa Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Africa Fund’s investments will fluctuate in price. This means that the Africa Fund’s share price will go up and down, and Africa Fund shareholders can lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Africa Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the variability of the Africa Fund’s returns. The Africa Fund’s past performance (before and after taxes) does not necessarily indicate how the Africa Fund will perform in the future. The information provides some indication of the risks of investing in the Africa Fund by showing changes in its performance from year to year and by showing how its average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Africa Fund’s website at www.commonwealthfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the Africa Fund’s returns.

		The information provides some indication of the risks of investing in the Africa Fund by showing changes in its performance from year to year and by showing how its average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Africa Fund’s past performance (before and after taxes) does not necessarily indicate how the Africa Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AFRICA FUND Year-by-year return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart:

Best Quarter	9.35%, 1st Quarter, 2012
Worst Quarter	(14.35)%, 3rd Quarter, 2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Africa Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Africa Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
AFRICA FUND | AFRICA FUND
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	2.58%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.76%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.93%	[6]
1 Year	rr_ExpenseExampleYear01	$ 196
3 Years	rr_ExpenseExampleYear03	981
5 Years	rr_ExpenseExampleYear05	1,785
10 Years	rr_ExpenseExampleYear10	$ 3,885
2012	rr_AnnualReturn2012	15.23%
2013	rr_AnnualReturn2013	(4.58%)
2014	rr_AnnualReturn2014	(4.10%)
2015	rr_AnnualReturn2015	(26.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.35%)
1 Year	rr_AverageAnnualReturnYear01	(26.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2011
AFRICA FUND | Return After Taxes on Distributions | AFRICA FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2011
AFRICA FUND | Return After Taxes on Distributions and Sale of Fund Shares | AFRICA FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2011
AFRICA FUND | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2011
AFRICA FUND | Dow Jones Africa Titans 50 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2011

[1]	The Management Fee has been restated to reflect a reduction in the fee rate payable under the investment advisory agreement with the Adviser, FCA Corp. Prior to March 1, 2016, the fee rate was 1.25%. Effective March 1, 2016, the fee rate was permanently reduced to 0.75%.
[2]	The Africa Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2017.
[3]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expense (After Fee Waiver and/or Expense Reimbursements) have been restated to reflect contractual changes related to a change in certain service provider relationships for the Fund.
[4]	The term “Acquired Funds” refers to other investment companies in which the Africa Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s financial highlights table.
[5]	FCA Corp has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Africa Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2017. FCA Corp may recoup from the Fund any reduced fees and/or expenses reimbursed pursuant to this agreement if such recoupment does not cause the Africa Fund to exceed the expense limitation in place at the time the fee was reduced and/or expenses were reimbursed and such recoupment is made within three years after the year in which FCA Corp incurred the expense.
[6]	After Fee Wavier and/or Expense Reimbursement